Condensed Consolidated Income Statements - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
IFRS Statement [Line Items]
Interest income calculated using the effective interest method	€ 24,499	€ 28,669
Other interest income	1,271	2,253
Interest expense	(8,297)	(11,033)
Interest income/ (charges)	16,202	17,636
Dividend income	265	361
Income from companies accounted for using the equity method	(135)	306
Commission income	6,716	7,502
Commission expense	(1,580)	(1,639)
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	688	350
Gains or losses on financial assets and liabilities at amortised cost, net	(27)	105
Gaines or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Other financial assets and liabilities	715	245
Gains or losses on financial assets and liabilities held for trading, net	1,848	(12)
Reclassification of financial assets from fair value with changes in other comprehensive income	727	240
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	27	215
Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net	(129)	(207)
Gain or losses from hedge accounting, net	(26)	(26)
Exchange differences, net	(1,335)	191
Other operating income	765	855
Other operating expenses	(1,122)	(1,136)
Income from assets under insurance and reinsurance contracts	715	1,630
Expenses from liabilities under insurance and reinsurance contracts	(631)	(1,590)
Total income	22,268	24,436
Administrative expenses	(9,288)	(10,110)
Staff costs	(5,470)	(6,080)
Other general and administrative expenses	(3,818)	(4,030)
Depreciation and amortisation	(1,419)	(1,477)
Provisions or reversal of provisions, net	(614)	(1,916)
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net	(7,030)	(4,368)
Impairment of investments in subsidiaries, joint ventures and associates, net	0	0
Impairment on non-financial assets, net	(10,241)	(27)
Impairment or reversal of impairment on tangible assets, net	(93)	(19)
Impairment or reversal of impairment on intangible assets, net	(10,146)	(2)
Impairment or reversal of impairment on other assets, net	(2)	(6)
Gain or losses on non financial assets and investments, net	27	250
Negative goodwill recognised in results	6	0
Gains or losses on non-current assets held for sale not classified as discontinued operations	(119)	(257)
Operating profit/(loss) before tax	(6,410)	6,531
Tax expense or income from continuing operations	(3,928)	(2,449)
Profit for the period from continuing operations	(10,338)	4,082
Profit or loss after tax from discontinued operations	0	0
Profit for the period	(10,338)	4,082
Profit attributable to non-controlling interests	460	851
Profit attributable to the parent	€ (10,798)	€ 3,231
Earnings per share
Basic (in eur per share)	€ (0.67)	€ 0.18
Diluted (in eur per share)	€ (0.67)	€ 0.18
Financial assets at fair value through other comprehensive income, category
IFRS Statement [Line Items]
Interest income calculated using the effective interest method	€ 1,973	€ 2,020
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net	(3)	(6)
Financial assets at amortised cost, category
IFRS Statement [Line Items]
Interest income calculated using the effective interest method	21,255	24,396
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net	(7,027)	(4,362)
Financial assets held for trading, category
IFRS Statement [Line Items]
Reclassification of financial assets from fair value with changes in other comprehensive income	0	0
Earnings per share
Reclassification of financial assets out of measured at amortised cost	0	0
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category
IFRS Statement [Line Items]
Reclassification of financial assets from fair value with changes in other comprehensive income	0	0
Earnings per share
Reclassification of financial assets out of measured at amortised cost	€ 0	€ 0